UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anna K. Pfaehler
Title:    Chief Compliance Officer
Phone:    914-723-5000

Signature, Place, and Date of Signing:

      /s/ Anna K. Pfaehler          Scarsdale, NY               8-13-2012
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           53

Form 13F Information Table Value Total:  $   97,568
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.028-11964        	Aperio Group LLC

Consolidated Positions as of 6-30-12
                               Title of                                        Investment             Other    Voting
Name of Issuer                  Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------
A T & T Corp                 	Common	00206R102    243,522.14   6,829 	Shared-Other            1      None
Abbott Laboratories          	Common	002824100    396,103.68   6,144		Shared-Other            1      None
Adobe Systems Inc            	Common	00724F101    301,332.33   9,309 	Shared-Other            1      None
Altria Group Inc             	Common	02209S103    247,965.35   7,177 	Shared-Other            1      None
Amazon.com Inc               	Common	023135106    229,491.75   1,005 	Shared-Other            1      None
Apple Inc                    	Common	037833100  1,447,736.00   2,479		Shared-Other            1      None
Apple Inc                    	Common	037833100      1,752.00       3		Full Discretion/Sole    N/A    Sole
Berkshire Hathaway Inc Del Cl	Common	084670702      1,416.61      17		Shared-Other            1      None
Berkshire Hathaway Inc Del Cl	Common	084670702  3,406,530.40   40880         Full Discretion/Sole    N/A    Sole
BP Plc Adr                   	Common	055622104    365,103.24   9,006 	Shared-Other            1      None
CH Robinson Worldwide Inc    	Common	12541W209    474,853.89   8,113 	Shared-Other            1      None
ChevronTexaco                	Common	166764100    429,912.50   4,075 	Shared-Other            1      None
Coca Cola Company            	Common	191216100    527,156.98   6,742 	Shared-Other            1      None
Colgate-Palmolive Co         	Common	194162103     52,778.70     507  	Shared-Other            1      None
Colgate-Palmolive Co         	Common	194162103  5,823,249.90   55939 	Full Discretion/Sole    N/A    Sole
Comerica Incorporated        	Common	200340107    235,115.76   7,656		Shared-Other            1      None
Costco                       	Common	22160K105    248,710.00   2,618 	Shared-Other            1      None
Deere & Co                   	Common	244199105    246,896.11   3,053		Shared-Other            1      None
DJ Wilshire REIT             	Common	78464A607    358,413.59   4,917.19	Full Discretion/Sole    N/A    Sole
Ebay Inc                     	Common	278642103    262,772.55   6,255		Shared-Other            1      None
Exxon Mobil Corporation      	Common	30231G102  1,019,652.12  11,916		Shared-Other            1      None
Exxon Mobil Corporation      	Common	30231G102     30,548.49	    357		Full Discretion/Sole    N/A    Sole
Family Dollar Stores         	Common	307000109    457,581.84   6,883 	Shared-Other            1      None
FNB United Corp			Common	302519202  1,217,812.50  93,750 	Full Discretion/Sole    N/A    Sole
Ford Motor Company           	Common	345370860    125,513.92  13,088		Shared-Other            1      None
General Electric Company     	Common	369604103    531,857.64  25,521		Shared-Other            1      None
Genworth Financial Inc       	Common	37247D106     62,203.40  10,990		Shared-Other            1      None
Goldman Sachs Group Inc      	Common	38141G104    226,133.74   2,359 	Shared-Other            1      None
Google Inc                   	Common	38259P508    314,397.94     542		Shared-Other            1      None
Intel Corp                   	Common	458140100    331,472.70  12,438 	Shared-Other            1      None
Intl Business Machines       	Common	459200101    592,802.98   3,031 	Shared-Other            1      None
iShares MSCI All Country Asia	Common	464288182    230,413.58   4,379.65 	Full Discretion/Sole    N/A    Sole
iShares MSCI Australia Index 	Common	464286103  2,996,870.44 137,156.54 	Full Discretion/Sole    N/A    Sole
iShares MSCI Canada Index    	Common	464286509    301,695.35  11,675.52	Full Discretion/Sole    N/A    Sole
iShares MSCI EAFE Small Cap In	Common	464288273    205,609.74   5,689.26	Full Discretion/Sole    N/A    Sole
iShares MSCI Japan Idx Fd    	Common	464286848  5,466,547.02 580,929.54	Full Discretion/Sole    N/A    Sole
iShares Russell 2000 Index   	Common	464287655    462,317.24   5,810.93	Full Discretion/Sole    N/A    Sole
iShares Russell 2000 Value Ind	Common	464287630    227,906.24   3,237.76	Full Discretion/Sole    N/A    Sole
iShares S&P 500 Index        	Common	464287200 21,844,596.73 159,741.11 	Full Discretion/Sole    N/A    Sole
iShares S&P Europe 350 Index 	Common	464287861  1,848,697.54  54,857.49 	Full Discretion/Sole    N/A    Sole
iShares S&P North American Nat	Common	464287374    272,695.26   7,698.91 	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Index	Common	464287804  8,521,605.11 116,304.15 	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Value	Common	464287879  6,494,618.99  87,375.47 	Full Discretion/Sole    N/A    Sole
Johnson & Johnson            	Common	478160104    220,380.72	  3,262 	Shared-Other            1      None
Johnson & Johnson            	Common	478160104  1,035,897.48  15,333		Full Discretion/Sole    N/A    Sole
Kellogg Company              	Common	487836108    263,668.85   5,345 	Full Discretion/Sole    N/A    Sole
Leggett & Platt Inc          	Common	524660107    219,223.75  10,375		Shared-Other            1      None
Microsoft Corp               	Common	594918104    201,649.28   6,592		Shared-Other            1      None
Microsoft Corp               	Common	594918104    153,684.16   5,024		Full Discretion/Sole    N/A    Sole
National Oilwell Varco       	Common	637071101    245,451.96   3,809 	Shared-Other            1      None
Oracle Corp                  	Common	68389X105    265,221.00   8,930 	Shared-Other            1      None
Pfizer Incorporated          	Common	717081103    431,020.00  18,740 	Shared-Other            1      None
Philip Morris International In	Common	718172109    372,512.94   4,269		Shared-Other            1      None
PNC Financial Services Group 	Common	693475105    365,254.47   5,977		Shared-Other            1      None
Qualcomm Inc                 	Common	747525103    253,121.28   4,546 	Shared-Other            1      None
SPDR S&P 500                 	Common	78462F103 23,395,358.71 171,891.99 	Full Discretion/Sole    N/A    Sole
Wellpoint Hlth Ntwks New     	Common	94973V107    309,445.29   4,851		Shared-Other            1      None
Wells Fargo & Co             	Common	949746101    256,484.80   7,670		Shared-Other            1      None
Yum Brands Inc               	Common	988498101    495,325.38   7,689		Shared-Other            1      None